Significant Events - TransAlta Renewables Project Financing of New Brunswick (Details) CAD in Millions			3 Months Ended	12 Months Ended
	Oct. 12, 2017 CAD	Oct. 02, 2017 CAD	Jun. 30, 2017 MW	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Investment [Line Items]
Notional amount				CAD 3,664	CAD 4,311
Interest rate				6.65%	6.65%
Kent Hills Wind L.P.
Investment [Line Items]
Interest rate				4.55%
Proportion of ownership interests held by non-controlling interests				17.00%
Kent Hills Wind L.P. | Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW			17.25
Kent Hills Wind L.P. | Kent Hills 3 Wind Project | Natural Forces Technologies Inc.
Investment [Line Items]
Proportion of ownership interests held by non-controlling interests		17.00%
Bond, 4.454%, November 2033 maturity | Kent Hills Wind L.P.
Investment [Line Items]
Notional amount		CAD 260
Interest rate		4.454%
Proceeds from non-current borrowings		CAD 30
Unsecured debentures
Investment [Line Items]
Notional amount				CAD 1,051	CAD 1,051
Unsecured debentures | Canadian Hydro Developers Inc.
Investment [Line Items]
Redemption of unsecured debt	CAD 201
Redemption of unsecured debt, principal				CAD 191
Redemption of unsecured debt, premium	6
Redemption of unsecured debt, accrued interest	CAD 4